Supplemental Cash Flow Information - Schedule of Purchase of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Purchase of Property Plant And Equipment [Abstract]
Acquisition of intangible assets	$ 42,838	$ 6,538,446	$ 73,093
Add: Opening balance of payable on intangible assets	3,020,475		727,060
Less: Reversal of payable on intangible assets	(2,150,000)		(727,060)
Less: Ending balance of payable on intangible assets		(3,020,475)
Cash paid during the year	$ 913,313	$ 3,517,971	$ 73,093